Auditors' fees - Tax services (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Auditor's remuneration [abstract]
Tax services	€ 0	€ 0	€ 0